Inventories, Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Portion of finished goods stored at customer locations under consignment	$ 69	$ 53
Allowance for obsolescence	$ 107	$ 84